SHARE-BASED COMPENSATION PLAN (Tables)	12 Months Ended
Dec. 31, 2019
SHARE-BASED COMPENSATION PLAN [Abstract]
Share-based Payment Award Stock Options Valuation Assumptions
The Company has used the Black-Scholes option pricing model to measure the grant date fair value of the options with the following assumptions applied to the model;

	Options with two year vesting	Options with three year vesting
Volatility	57.5%	52.5%
Dividend yield	10.0%	10.0%
Risk-free interest rate	1.64%	1.65%
Weighted-average grant date fair value	$0.59	$0.58